PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of July 31, 2021 (unaudited)
Description	Shares	Value
Long-Term Investments 93.4%
Common Stocks
Argentina 8.0%
MercadoLibre, Inc.*	33,493	$52,540,469
Brazil 2.3%
Magazine Luiza SA	2,792,253	11,044,096
VTEX (Class A Stock)*	174,798	4,282,551
		15,326,647
China 24.0%
Aier Eye Hospital Group Co. Ltd. (Class A Stock)	1,097,550	10,012,857
Bilibili, Inc., ADR*(a)	162,452	13,902,642
Contemporary Amperex Technology Co. Ltd. (Class A Stock)	415,937	35,717,534
Genetron Holdings Ltd., ADR*	89,929	1,276,992
Hygeia Healthcare Holdings Co. Ltd., 144A	940,010	9,418,277
Innovent Biologics, Inc., 144A*	1,090,911	11,158,918
Li Ning Co. Ltd.	1,188,299	12,570,754
Pharmaron Beijing Co. Ltd. (Class H Stock), 144A(a)	610,872	13,451,850
Silergy Corp.	183,593	24,908,775
Wuliangye Yibin Co. Ltd. (Class A Stock)	362,570	12,418,582
Wuxi Biologics Cayman, Inc., 144A*	893,091	13,661,203
		158,498,384
India 21.3%
Ashok Leyland Ltd.*	12,763,364	22,853,400
Asian Paints Ltd.	333,993	13,318,723
Divi’s Laboratories Ltd.*	200,916	13,283,381
HDFC Bank Ltd., ADR	323,217	22,809,424
Hindustan Unilever Ltd.	354,562	11,147,536
MakeMyTrip Ltd.*	574,807	16,359,007
Shriram Transport Finance Co. Ltd.	434,634	8,149,157
Titan Co. Ltd.	585,444	13,526,794
Zomato Ltd.*	10,615,213	19,043,619
		140,491,041
Macau 1.9%
Galaxy Entertainment Group Ltd.*	1,830,972	12,434,426
South Korea 11.6%
Coupang, Inc.*(a)	341,723	12,411,380
Kakao Corp.	133,381	17,115,933

PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)
Description		Shares		Value
Common Stocks (Continued)
South Korea (cont’d.)
NAVER Corp.			55,314	$20,942,482
Samsung SDI Co. Ltd.			40,078	25,949,530
				76,419,325
Taiwan 15.9%
MediaTek, Inc.			353,579	11,591,476
Sea Ltd., ADR*			224,246	61,927,776
Taiwan Semiconductor Manufacturing Co. Ltd., ADR			266,674	31,104,855
				104,624,107
Thailand 4.1%
Airports of Thailand PCL			7,193,207	12,376,342
Minor International PCL*			16,429,538	14,898,965
				27,275,307
United States 3.1%
Globant SA*			85,846	20,530,929
Uruguay 1.2%
Dlocal Ltd.*(a)			167,793	7,574,176

Total Long-Term Investments (cost $557,242,883)				615,714,811
Short-Term Investments 10.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	32,356,676	32,356,676
PGIM Institutional Money Market Fund (cost $36,146,000; includes $36,142,858 of cash collateral for securities on loan)(b)(wa)	36,167,701	36,146,000

Total Short-Term Investments (cost $68,502,676)				68,502,676

TOTAL INVESTMENTS 103.8% (cost $625,745,559)				684,217,487
Liabilities in excess of other assets (3.8)%				(24,920,187)

Net Assets 100.0%				$659,297,300

PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of July 31, 2021 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $34,191,824; cash collateral of $36,142,858 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Series may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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